Ordinary Shares - Additional Information (Detail) $ / shares in Units, $ in Thousands				1 Months Ended		12 Months Ended
	Dec. 16, 2014 shares	Apr. 22, 2014 USD ($) shares	Sep. 12, 2012 shares	Dec. 31, 2014 shares	May 31, 2014 USD ($)	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 shares	Nov. 28, 2014 shares	Oct. 08, 2013 shares	Jul. 13, 2012 shares	Jun. 11, 2012 shares	Apr. 30, 2012 shares	Apr. 12, 2012 shares	Nov. 23, 2011 $ / shares shares
Class of Stock [Line Items]
Ordinary shares, shares authorized		799,281,189	371,684,330						1,000,000,000	835,675,688	366,789,830	426,747,470		446,545,450	500,000,000
Ordinary shares, shares issued													147,000,000		147,000,000
Ordinary shares, par value | $ / shares															$ 0.0001
Shares authorized		1,000,000,000								1,000,000,000				500,000,000
Convertible redeemable preferred shares, shares authorized		200,718,811								164,324,312				53,454,550
Stock split ratio for ordinary shares			10
Amounts due to related parties, current | $						$ 5,804	$ 8,117
Issuance of ordinary shares in connection with exercise of options and vesting of share units						9,476,874	5,197,032	5,995,293
Class A Common Stock [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized						800,000,000	800,000,000		800,000,000
Ordinary shares, shares issued						314,060,843	292,062,065
Ordinary shares, par value | $ / shares						$ 0.0001	$ 0.0001
Issuance of ordinary shares in connection with exercise of options and vesting of share units	45,688,888			45,688,888
Convertible preferred stock shares converted to ordinary shares	200,718,811
Ordinary shares, shares outstanding						314,060,843	292,062,065
Class A Common Stock [Member] | IPO [Member]
Class of Stock [Line Items]
Issuance of ordinary shares in connection with exercise of options and vesting of share units	36,800,000			36,800,000
Class A Common Stock [Member] | Private Placement [Member]
Class of Stock [Line Items]
Issuance of ordinary shares in connection with exercise of options and vesting of share units	8,888,888			8,888,888
Class B Common Stock [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized						100,000,000	100,000,000		100,000,000
Ordinary shares, shares issued						84,364,466	96,886,370
Ordinary shares, par value | $ / shares						$ 0.0001	$ 0.0001
Ordinary shares, shares outstanding						84,364,466	96,886,370
Undesignated Ordinary Shares [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized									100,000,000
Common Stock [Member]
Class of Stock [Line Items]
Number of shares donated to the company		15,651,589
Amounts due to related parties, current | $						$ 5,775
Accrued expenses and other current liabilities | $						$ 675
Issuance of ordinary shares in connection with exercise of options and vesting of share units						9,476,874	5,197,032	5,995,293
Ordinary shares, shares outstanding				377,756,110		398,425,309	388,948,435	383,751,403
Dividend Declared [Member] | Common Stock [Member]
Class of Stock [Line Items]
Dividend amount | $		$ 64,494
Dividend Paid [Member] | Common Stock [Member]
Class of Stock [Line Items]
Dividend amount | $					$ 58,044
Dividend payable date					2014-05